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PanAgora Diversified Arbitrage Yield Fund
PANAGORA DIVERSIFIED ARBITRAGE YIELD FUND
INVESTMENT OBJECTIVE
The PanAgora Diversified Arbitrage Yield Fund (the "Fund") seeks absolute return.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the footnote to the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual Fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the Fund is to seek to achieve absolute return (i.e. positive total return in diverse market environments over time) by utilizing a diversified set of arbitrage strategies (the "Diversified Arbitrage Strategy") and, to a lesser extent, a yield-oriented global equity strategy (the "Diversified Risk Global Equity Strategy") described below.

To pursue its strategies, the Fund may take long and short positions in equity securities (principally common stocks, American Depositary Receipts ("ADRs"), and real estate investment trusts ("REITs")), other investment companies (principally exchange-traded funds ("ETFs")), and derivative instruments (principally futures contracts and swaps). The Fund may utilize derivatives to gain or hedge (i.e. offset) exposure to securities, markets, currencies or other instruments. The Fund may invest in U.S. and non-U.S. (including both developed and emerging market) companies, and may invest in companies of any market capitalization.

DIVERSIFIED ARBITRAGE STRATEGY: PanAgora's Diversified Arbitrage Strategy is a long/short equity strategy designed to generate attractive, absolute returns by identifying and exploiting multiple inefficiencies that exist in global equity markets. PanAgora believes that investment opportunities exist in different segments, at different times, and for different reasons before they are ultimately arbitraged away. By using a diversified set of strategies that have low correlation to one another, the Diversified Arbitrage Strategy seeks to profit from a larger set of opportunities. In addition, since many of these strategies are designed to generate profit under different market conditions and over different investment horizons, PanAgora expects the combination of strategies to result in returns that are more stable over time than the returns of any individual strategy.

It is PanAgora's philosophy that stock prices are largely driven by the fundamental strengths or weaknesses of an underlying company's business and that certain fundamentally based measures are indicative of a company's likely success or failure. PanAgora believes that investment opportunities exist because many investors lack the ability to identify and evaluate these measures with sufficient breadth and speed. As a result, PanAgora deploys an approach that combines in-depth fundamental insights with advanced quantitative techniques to capitalize on investment opportunities that result when the prospects of a company's likely success or failure are not fully recognized by market participants.

The Diversified Arbitrage Strategy consists of a suite of sub-strategies that are diversified across a variety of investment horizons. These sub-strategies are managed within three separate portfolios designed to capitalize on long-term, intermediate-term, and short-term inefficiencies. The ability to invest across strategies that encompass multiple investment horizons expands the available opportunity set while providing additional diversification to the Fund, because the strategies generally have low correlation with one another. In addition, the investment process allocates capital to the various strategies based upon the attractiveness of the available opportunity set to seek to increase the potential for higher returns.

o LONG TERM ARBITRAGE STRATEGIES (9-12 MONTH INVESTMENT HORIZON): PanAgora intends to take long positions in companies with strong long-term prospects, while simultaneously taking short positions in companies with weak long-term prospects. Proprietary data is used to identify companies that have a leading position in their industry, sustainable competitive advantages, strong brand strength and other strong fundamental qualities. This data is collected by PanAgora and utilized in a systematic process to rank all companies within the investable universe on a daily basis. PanAgora believes that this process may lead to superior returns if the data enables PanAgora to conduct deeper analyses of wider sets of companies than other fundamental or quantitative managers conduct.

o INTERMEDIATE TERM ARBITRAGE STRATEGIES (3-9 MONTH INVESTMENT HORIZON): PanAgora utilizes several pair trading strategies, including, but not limited to, merger (risk) arbitrage and share class arbitrage. In merger arbitrage, PanAgora buys shares of a target company while simultaneously shorting shares of an acquiring company to seek to capture a spread between the price at which the target company trades after a transaction is announced, and the price at which the acquiring company has announced it will pay for the target company upon the closing of the transaction. In share class arbitrage, PanAgora buys shares in one share class while simultaneously shorting shares in another share class of a company with multiple publicly traded share classes to capture a spread between the prices of the two classes.

o SHORT TERM ARBITRAGE STRATEGIES (UP TO 3 MONTH INVESTMENT HORIZON): PanAgora seeks to identify specific events in equity markets that are associated with significant stock movements around the event and seeks to take advantage of these movements by buying or shorting the company's equity. The types of events include liquidity events, in which a large set of shareholders must buy or sell a company, and news events, such as earnings calls, bankruptcies or spin-offs.

The Diversified Arbitrage Strategy seeks to minimize risk from systematic factors (such as market or interest rate movements), risk from sector, country and region exposure, as well as excessive risk from any one security, by utilizing derivatives, ETFs and other risk management and portfolio construction techniques.

DIVERSIFIED RISK GLOBAL EQUITY STRATEGY: PanAgora's Diversified Risk Global Equity Strategy is designed to provide broadly diversified exposure to stocks that generate yield through dividend payments and exhibit lower volatility. After selecting high dividend and low volatility stocks for the Fund's portfolio, PanAgora then seeks to efficiently capture the long-term premium that it believes is associated with such stocks, while limiting downside risk, by diversifying the Fund's holdings of the stocks through the use of a risk parity approach, which seeks to balance risk between companies, sectors and countries.

The Fund may buy and sell investments frequently in seeking to achieve its objective.

PRINCIPAL RISKS

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A FUND SHARE IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC") OR ANY OTHER GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SHORT SALES RISK -- A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as "covering" the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund's share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the "SEC") and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- The Fund's investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFS RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which an index ETF is based or the other holdings of an active or index ETF, and the value of the Fund's investment will fluctuate in response to the performance of the underlying index or holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses.

DERIVATIVES RISK -- The Fund's use of futures contracts and swaps for all purposes, including speculative purposes, is subject to market risk, leverage risk, correlation risk and liquidity risk. In addition, the Fund's use of derivatives for hedging purposes is subject to hedging risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund's share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is described below. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund's use of swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

LIQUIDITY RISK -- Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

LARGE PURCHASE AND REDEMPTION RISK -- Large purchases or redemptions of the Fund's shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund's portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund's performance and have adverse tax consequences for Fund shareholders.

MANAGEMENT/SYSTEMATIC OR QUANTITATIVE PROCESS RISK -- The value of the Fund may decline if the Adviser's judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser's judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

PORTFOLIO TURNOVER RISK -- The Fund is subject to portfolio turnover risk because it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

NEW FUND RISK -- Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Current performance information is available by calling toll-free to 877-523-8476.